Annual Total Returns [BarChart] - Voya Limited Maturity Bond Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	0.79%
2012	1.19%
2013	0.36%
2014	0.31%
2015	0.15%
2016	0.91%
2017	0.94%
2018	0.71%
2019	3.66%
2020	2.87%